Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Schedule of financial liabilities

				Convenience
				translation (Note 2c)
	December 31,	September 30,		September 30,
	2019	2019	2020	2020
	N I S	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	17,062	1,552	8,213	2,387
Other payables	1,203	820	2,289	665
Liability in respect of government grants	14,812	14,454	-	-
Lease liabilities	7,503	7,595	6,921	2,012
Loan from others	123,780	108,353	59,242	17,217

	164,360	132,774	76,665	22,281
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	16,354	6,908	-	-

Total financial liabilities	180,714	139,682	76,665	22,281

Total current	18,959	3,069	11,155	3,243
Total non-current	161,755	136,613	65,510	19,038

Schedule of changes in liabilities arising from financing activities

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2020	123,780	7,503	131,283

Cash flows	-	(582)	(582)
Effect of changes in fair value	(64,538)	-	(64,538)

Balance as of September 30, 2020 (unaudited)	59,242	6,921	66,163

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	-	(489)	(489)
Effect of changes in fair value	13,993	-	13,993

Balance as of September 30, 2019 (unaudited)	108,353	7,595	115,948

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283